Acquisitions and Disposals - Fair Value of Assets and Liabilities Acquired - Catlin (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
		May 01, 2015	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill, acquired during period			$ 13,946	$ 807,381	$ 25,159
Catlin Group Limited
Business Acquisition [Line Items]
Fixed maturities, at fair value		$ 6,266,489
Short-term investments, at fair value		634,599
Equity investments, at fair value		236,230
Investment in affiliates		216,843
Other investments		386,828
Total investments		7,740,989
Cash and cash equivalents	[1]	1,267,565
Unpaid losses and loss expenses recoverable		1,493,267
Reinsurance balances receivable		299,579
Ceded unearned premiums		1,143,852
Deferred acquisition costs and value of business acquired		679,259
Intangible assets		988,000
Other assets		306,686
Total assets		16,509,081
Unpaid losses and loss expenses		6,933,144
Unearned premiums		3,742,234
Reinsurance balances payable		1,441,749
Notes payable and debt		82,066
Payable for investments purchased		34,149
Deferred tax liability	[2]	82,783
Other liabilities		285,481
Total liabilities		12,601,606
Net assets acquired before non-controlling interest		3,907,475
Non-controlling interest in equity of consolidated subsidiaries		562,285
Net assets acquired		3,345,190
Acquisition consideration		4,139,180
Goodwill, acquired during period	[2]	793,990
Accrued Income Receivable [Member] | Catlin Group Limited
Business Acquisition [Line Items]
Acquired receivables		35,063
Premiums Receivable [Member] | Catlin Group Limited
Business Acquisition [Line Items]
Acquired receivables		2,545,188
Receivable From Investments Sold [Member] | Catlin Group Limited
Business Acquisition [Line Items]
Acquired receivables		$ 9,633

[1]	Includes Restricted cash
[2]	Includes an increase of $15.9 million to goodwill from the amount initially recorded at June 30, 2015, as a result of several tax-related adjustments, including a decrease in other assets of $7.5 million, a decrease in deferred tax liability of $11.3 million, and an increase in other liabilities of $19.8 million.